Income taxes expenses (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes Expenses [Abstract]
Summary of reconciliation of average effective tax rate and applicable tax rate

Reconciliation of income tax	2023	2022	2021

Income before income taxes	117,999	102,453	121,572

Impact of difference in tax rates of foreign subsidiaries	2,816	(8,349)	642
Nondeductible expenses	—	—	(1,023)
Total income taxes (a)	2,816	(8,349)	(381)
Current (b)	(10,500)	(6,784)	(1,692)
Effective tax rate current	(9.12%)	(6.12%)	(1.40%)
Deferred (c)	13,316	(1,565)	1,311
Effective tax rate	(2.40)%	8.1%	0.3%

(a)No amounts related to income taxes have been recognized directly in equity.
(b)The current income tax expense charge is primarily related to the effects of different tax rates of the Group’s Brazilian and Chilean subsidiaries.
(c)The deferred income tax charge is primarily related to Brazilian taxes on unrealized fair value adjustments related to the VBI option arrangements.